VIA EDGAR TRANSMISSION

January 24, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Variable Separate Account ("Registrant")
     SunAmerica Annuity and Life Assurance Company ("Depositor")
     Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-03859)
     (Central Index Key 0000729522)


FILE NUMBER                  PRODUCT NAME

333-172003                   Polaris Choice IV
333-174625                   Polaris Advantage II
333-157199                   Polaris Platinum III
333-137867                   Polaris Preferred Solution
333-144000                   Polaris Advantage


Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6259.


Very truly yours,

/s/ Helena Lee

Helena Lee
Counsel